Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2020
Liability in Respect of Government Grants [Abstract]
Schedule of liability in respect of government grants
	2019	2020
	Thousands USD	Thousands USD
Balance as of January 1	1,445	1,275
Amounts received during the year	121	55
Payment of royalties	(185)	(158)
Amounts recognized as an offset from research and development expenses	(49)	(23)
Revaluation of the liability	(57)	(73)
Balance as of December 31	1,275	1,076

Current maturities in respect of government grants	231	226
Long term liability in respect of government grants	1,044	850